Shareholder Fees {- Fidelity Series Overseas Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Series Overseas Fund PRO-04 | Fidelity Series Overseas Fund
Shareholder Fees:
(fees paid directly from your investment)	none